Other Current Liabilities (Details) - Nonrelated Party [Member] ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Payables related to property and equipment	¥ 1,908,520		¥ 1,874,562
Deposits from network partners	1,550,463		1,479,027
Salary and welfare payable	1,231,320		1,179,917
Payable to individual couriers	1,000,069		779,481
Accrued expenses	364,746		345,468
Others	1,181,598		1,066,288
Total	¥ 7,236,716	$ 1,019,271	¥ 6,724,743